Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of information of major subsidiaries and VIEs
Name	Place of Incorporation/ Establishment	Date of Incorporation/ Acquisition	Percentage of Direct Ownership		Principal Activities
Subsidiaries
Beijing Wangpin Consulting Co., Ltd.	PRC	05/29/2000	90	%*	Online recruitment
Zhilian Yipin (Beijing) Technology Co., Ltd.	PRC	08/22/2008	100%		Software development and technical services
Zhilian Wangpin (Beijing) Technology Co., Ltd.	PRC	02/17/2006	100%		Software development and technical services
Wangpin Information Consulting (Shanghai) Company Co., Ltd.	PRC	03/22/2000	100%		Dormant
Guangdong Zhilian Culture & Media Co., Ltd.	PRC	11/26/2007	100%		Online recruitment
Jobs DB China Investments Limited	Hong Kong	06/20/2014	100%		Investment holding*****
Shanghai Ruipin Technology Co., Ltd (Shanghai Ruipin).	PRC	02/23/2016	75%		Software development and technical services******
VIEs
Beijing Zhilian Sanke Human Resources Service Co., Ltd.	PRC	04/29/1997	0	%**	Online recruitment
Wuhan Zhilian Rencai Advertising Co., Ltd.	PRC	10/31/2003	0	%**	Online recruitment***
Shenyang Zhilian Wangpin Advertising Co, Ltd.	PRC	01/13/2005	0	%**	Advertising
Harbin Zhilian Wangcai Advertising Co., Ltd.	PRC	01/07/2008	0	%**	Advertising
Shenyang Zhilian Recruitment Service Co., Ltd.	PRC	05/09/2007	0	%**	Online recruitment***
Dalian Zhilian Advertising Co., Ltd.	PRC	11/24/2005	0	%**	Advertising***
Hangzhou Wangpin Advertising Co., Ltd.	PRC	04/24/2006	0	%**	Advertising***
Fuzhou Zhilian Advertising Co., Ltd.	PRC	11/26/2007	0	%**	Advertising***/****
Xiamen Zhilian Wangpin Commercial Service Co., Ltd.	PRC	03/14/2008	0	%**	Business services***
Guangzhou Houbo Information Technology Co., Ltd (“Houbo”).	PRC	20/06/2014	0	%**	Software development and technical services*****
Subsidiary of a VIE:
Shenzhen Xijier Human Resources Co., Ltd (“Shenzhen Xijier")	PRC	20/06/2014	0	%**	Online recruitment*****

*	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).

**	The Company is the primary beneficiary for these variable interest entities. Accordingly, the results of operations, financial position and cash flows of these entities have been consolidated in the Group’s consolidated financial statements (see Note 2).

***	The Company is in the process of transferring the business operations of 6 VIEs to Beijing Wangpin in preparation for the liquidation of the 6 VIEs as of June 30, 2016.

****	This entity was liquidated in July 2016. See Note 22 – “SUBSEQUENT EVENTS”.

*****	These entities were acquired as part of CJOL business in June 2014. See Note 16 – “BUSINESS COMBINATION”.

******	This entity was acquired by Zhilian Wangpin (Beijing) Technology Co., Ltd in February, 2016. See Note 16- “BUSINESS COMBINATION”.